Loans And Allowance For Credit Losses (Credit Quality Indicators Of Loans By Class) (Detail) (JPY ¥) In Millions, unless otherwise specified	Sep. 30, 2013		Mar. 31, 2013
Financing Receivable, Recorded Investment [Line Items]
UNBC's FDIC covered loans acquired with deteriorated credit quality and small business loans which are not individually rated	¥ 58,766		¥ 66,892
Commercial [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans classified by borrowing grade	79,937,475	[1]	77,550,362	[1]
Commercial [Member] | Domestic [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans classified by borrowing grade	53,488,717	[1]	53,488,099	[1]
Commercial [Member] | Domestic [Member] | Manufacturing [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans classified by borrowing grade	11,456,875	[1]	11,755,777	[1]
Commercial [Member] | Domestic [Member] | Construction [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans classified by borrowing grade	997,494	[1]	1,055,359	[1]
Commercial [Member] | Domestic [Member] | Real Estate [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans classified by borrowing grade	10,515,397	[1]	10,654,379	[1]
Commercial [Member] | Domestic [Member] | Services [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans classified by borrowing grade	2,845,952	[1]	2,866,443	[1]
Commercial [Member] | Domestic [Member] | Wholesale And Retail [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans classified by borrowing grade	8,144,510	[1]	8,294,458	[1]
Commercial [Member] | Domestic [Member] | Banks And Other Financial Institutions [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans classified by borrowing grade	3,221,764	[1]	3,620,917	[1]
Commercial [Member] | Domestic [Member] | Communication And Information Services [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans classified by borrowing grade	1,405,889	[1]	1,313,871	[1]
Commercial [Member] | Domestic [Member] | Other Industries [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans classified by borrowing grade	13,172,441	[1]	12,186,346	[1]
Commercial [Member] | Domestic [Member] | Consumer [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans classified by borrowing grade	1,728,395	[1]	1,740,549	[1]
Commercial [Member] | Foreign-excluding UNBC [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans classified by borrowing grade	26,347,539	[1]	23,960,950	[1]
Commercial [Member] | Loans Acquired With Deteriorated Credit Quality [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans classified by borrowing grade	101,219	[1]	101,313	[1]
Residential [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans classified by borrowing grade	15,010,586	[1]	15,201,233	[1]
Loans, Accrual	14,887,886		15,067,823
Loans, Nonaccrual	122,700		133,410
Card [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans classified by borrowing grade	628,578	[1]	671,605	[1]
Loans, Accrual	548,982		582,510
Loans, Nonaccrual	79,596		89,095
UNBC [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans classified by borrowing grade	6,473,322	[1],[2]	5,187,354	[1],[2]
UNBC [Member] | Credit Quality Based On The Number Of Delinquencies [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans, Accrual	2,665,972		2,260,777
Loans, Nonaccrual	36,084		31,342
UNBC [Member] | Credit Quality Based On Internal Credit Ratings [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans, Pass	3,558,804		2,745,365
Loans, Special Mention	112,886		69,437
Loans, Classified	99,576		80,433
Normal [Member] | Commercial [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans classified by borrowing grade	73,929,948		70,471,370
Normal [Member] | Commercial [Member] | Domestic [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans classified by borrowing grade	48,941,303		48,099,471
Normal [Member] | Commercial [Member] | Domestic [Member] | Manufacturing [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans classified by borrowing grade	9,940,387		10,062,399
Normal [Member] | Commercial [Member] | Domestic [Member] | Construction [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans classified by borrowing grade	784,570		797,513
Normal [Member] | Commercial [Member] | Domestic [Member] | Real Estate [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans classified by borrowing grade	9,547,469		9,570,082
Normal [Member] | Commercial [Member] | Domestic [Member] | Services [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans classified by borrowing grade	2,433,527		2,417,737
Normal [Member] | Commercial [Member] | Domestic [Member] | Wholesale And Retail [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans classified by borrowing grade	7,220,834		7,297,267
Normal [Member] | Commercial [Member] | Domestic [Member] | Banks And Other Financial Institutions [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans classified by borrowing grade	3,193,731		3,239,735
Normal [Member] | Commercial [Member] | Domestic [Member] | Communication And Information Services [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans classified by borrowing grade	1,308,018		1,183,208
Normal [Member] | Commercial [Member] | Domestic [Member] | Other Industries [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans classified by borrowing grade	12,935,025		11,951,463
Normal [Member] | Commercial [Member] | Domestic [Member] | Consumer [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans classified by borrowing grade	1,577,742		1,580,067
Normal [Member] | Commercial [Member] | Foreign-excluding UNBC [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans classified by borrowing grade	24,954,262		22,340,927
Normal [Member] | Commercial [Member] | Loans Acquired With Deteriorated Credit Quality [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans classified by borrowing grade	34,383		30,972
Close Watch [Member] | Commercial [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans classified by borrowing grade	5,113,553		6,058,958
Close Watch [Member] | Commercial [Member] | Domestic [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans classified by borrowing grade	3,751,910		4,476,760
Close Watch [Member] | Commercial [Member] | Domestic [Member] | Manufacturing [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans classified by borrowing grade	1,360,380		1,481,403
Close Watch [Member] | Commercial [Member] | Domestic [Member] | Construction [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans classified by borrowing grade	180,229		220,465
Close Watch [Member] | Commercial [Member] | Domestic [Member] | Real Estate [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans classified by borrowing grade	785,064		898,619
Close Watch [Member] | Commercial [Member] | Domestic [Member] | Services [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans classified by borrowing grade	344,038		362,719
Close Watch [Member] | Commercial [Member] | Domestic [Member] | Wholesale And Retail [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans classified by borrowing grade	694,098		747,938
Close Watch [Member] | Commercial [Member] | Domestic [Member] | Banks And Other Financial Institutions [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans classified by borrowing grade	20,833		367,189
Close Watch [Member] | Commercial [Member] | Domestic [Member] | Communication And Information Services [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans classified by borrowing grade	68,286		98,722
Close Watch [Member] | Commercial [Member] | Domestic [Member] | Other Industries [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans classified by borrowing grade	198,455		192,291
Close Watch [Member] | Commercial [Member] | Domestic [Member] | Consumer [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans classified by borrowing grade	100,527		107,414
Close Watch [Member] | Commercial [Member] | Foreign-excluding UNBC [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans classified by borrowing grade	1,311,482		1,530,191
Close Watch [Member] | Commercial [Member] | Loans Acquired With Deteriorated Credit Quality [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans classified by borrowing grade	50,161		52,007
Likely To Become Bankrupt Or Legally / Virtually Bankrupt [Member] | Commercial [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans classified by borrowing grade	893,974		1,020,034
Likely To Become Bankrupt Or Legally / Virtually Bankrupt [Member] | Commercial [Member] | Domestic [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans classified by borrowing grade	795,504		911,868
Likely To Become Bankrupt Or Legally / Virtually Bankrupt [Member] | Commercial [Member] | Domestic [Member] | Manufacturing [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans classified by borrowing grade	156,108		211,975
Likely To Become Bankrupt Or Legally / Virtually Bankrupt [Member] | Commercial [Member] | Domestic [Member] | Construction [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans classified by borrowing grade	32,695		37,381
Likely To Become Bankrupt Or Legally / Virtually Bankrupt [Member] | Commercial [Member] | Domestic [Member] | Real Estate [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans classified by borrowing grade	182,864		185,678
Likely To Become Bankrupt Or Legally / Virtually Bankrupt [Member] | Commercial [Member] | Domestic [Member] | Services [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans classified by borrowing grade	68,387		85,987
Likely To Become Bankrupt Or Legally / Virtually Bankrupt [Member] | Commercial [Member] | Domestic [Member] | Wholesale And Retail [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans classified by borrowing grade	229,578		249,253
Likely To Become Bankrupt Or Legally / Virtually Bankrupt [Member] | Commercial [Member] | Domestic [Member] | Banks And Other Financial Institutions [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans classified by borrowing grade	7,200		13,993
Likely To Become Bankrupt Or Legally / Virtually Bankrupt [Member] | Commercial [Member] | Domestic [Member] | Communication And Information Services [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans classified by borrowing grade	29,585		31,941
Likely To Become Bankrupt Or Legally / Virtually Bankrupt [Member] | Commercial [Member] | Domestic [Member] | Other Industries [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans classified by borrowing grade	38,961		42,592
Likely To Become Bankrupt Or Legally / Virtually Bankrupt [Member] | Commercial [Member] | Domestic [Member] | Consumer [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans classified by borrowing grade	50,126		53,068
Likely To Become Bankrupt Or Legally / Virtually Bankrupt [Member] | Commercial [Member] | Foreign-excluding UNBC [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans classified by borrowing grade	81,795		89,832
Likely To Become Bankrupt Or Legally / Virtually Bankrupt [Member] | Commercial [Member] | Loans Acquired With Deteriorated Credit Quality [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans classified by borrowing grade	¥ 16,675		¥ 18,334

[1]	Total loans in the above table do not include loans held for sale.
[2]	Total loans of UNBC do not include Federal Deposit Insurance Corporation ("FDIC") covered loans and small business loans which are not individually rated totaling ¥66,892 million and ¥58,766 million at March 31, 2013 and September 30, 2013, respectively. The MUFG Group will be reimbursed for a substantial portion of any future losses on FDIC covered loans under the terms of the FDIC loss share agreements.